CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash Flows from Operating Activities
Net (loss) income	$ (239,823)	$ (429,961)	$ 636,125
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	122,522	161,135	181,398
Goodwill impairment	655,000	453,100	0
Loss on net assets sold and intangible assets impairment	148,148	1,040,751	0
Deferred income taxes	(86,881)	(146,453)	138,847
Stock-based compensation expense	39,611	57,506	65,588
Other operating expense (income), net	2,339	2,619	(2,373)
Unrealized loss on foreign currency hedges	2,178	2,853	8,551
Excess tax benefits from stock-based compensation	(51)	(287)	(15,282)
Changes in operating assets and liabilities:
Decrease (increase) in receivables, net	603,558	(213,508)	78,881
Change in contracts in progress, net	(360,486)	(939,608)	(942,689)
Decrease (increase) in inventory	95,528	(6,091)	16,832
(Decrease) increase in accounts payable	(56,501)	105,856	99,376
(Increase) decrease in other current and non-current assets	(229,075)	(33,000)	2,054
Decrease in other current and non-current liabilities	(40,512)	(151,458)	(20,247)
(Increase) decrease in equity investments	(14,932)	22,117	(8,191)
Change in other, net	13,835	18,215	25,177
Net cash provided by (used in) operating activities	654,458	(56,214)	264,047
Cash Flows from Investing Activities
Capital expenditures	(52,462)	(78,852)	(117,624)
Advances with partners of proportionately consolidated ventures, net	(49,755)	(253,890)	(71,158)
Proceeds from sale of property and equipment	4,763	9,235	14,117
Other, net	(71,835)	(58,169)	(7,612)
Net cash used in investing activities	(169,289)	(381,676)	(182,277)
Cash Flows from Financing Activities
Revolving facility and other short-term (repayments) borrowings, net	(245,500)	488,259	49,741
Long-term borrowings	0	700,000	48,081
Advances with equity method and proportionately consolidated ventures, net	206,583	226,191	108,658
Repayments on long-term debt	(150,000)	(420,155)	(102,926)
Excess tax benefits from stock-based compensation	51	287	15,282
Purchase of treasury stock	(206,569)	(230,814)	(85,903)
Issuance of stock	16,329	20,164	26,772
Dividends paid	(28,733)	(29,847)	(30,246)
Distributions to noncontrolling interests	(74,331)	(56,681)	(104,982)
Net cash (used in) provided by financing activities	(482,170)	697,404	(75,523)
Effect of exchange rate changes on cash and cash equivalents	(48,064)	(60,616)	(75,426)
(Decrease) increase in cash and cash equivalents	(45,065)	198,898	(69,179)
Cash and cash equivalents, beginning of the year	505,156	550,221	351,323
Cash and cash equivalents, end of the year	550,221	351,323	420,502
Cash and cash equivalents, end of the year - discontinued operations	(14,477)	(14,507)	(30,017)
Cash and cash equivalents, end of the year - continuing operations	490,679	535,714	321,306
Supplemental Cash Flow Disclosures
Cash paid for interest	99,333	83,147	74,267
Cash paid for income taxes, net	$ 32,270	$ 116,065	$ 163,212